PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, equipment and software, net
Less: accumulated depreciation and amortization	¥ (174,496)	$ (23,906)	¥ (192,293)
Property plant and equipment, net	16,549	2,267	94,329
Computers and equipment
Property, equipment and software, net
Property plant and equipment, gross	175,244	24,008	270,992
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, gross	1,592	218	1,652
Motor vehicles
Property, equipment and software, net
Property plant and equipment, gross	3,667	502	3,436
Software
Property, equipment and software, net
Property plant and equipment, gross	¥ 10,542	$ 1,445	¥ 10,542